Loans Payable (Tables)	12 Months Ended
Dec. 31, 2014
Loans Payable [Abstract]
Schedule of loans payable
	December 31, 2014	December 31, 2013

Short term portion
Los Alamos County project participation loan	$34,552	$32,870
Los Alamos Bank term loan	-	247,912
	34,552	280,782
Long term portion
Los Alamos County project participation loan	142,502	177,053
Total	$177,054	$457,835

Schedule of amortization of principal outstanding of loans payable
Amount

Within 1 year	$34,552
1 to 2 years	36,319
2 to 3 years	38,178
3 to 4 years	40,131
Thereafter	27,874
Total	$177,054